CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities [abstract]
Net loss	$ (2,991,924)	(18,830,869)	(17,323,421)	(25,265,497)
Adjustments to reconcile net loss to net cash flows provided by (used in) operating activities [abstract]
Depreciation of property and equipment	317,174	1,996,264	2,009,702	1,371,421
Amortization of intangible assets	1,780,600	11,206,919	15,408,168	16,263,531
Impairment of goodwill				762,000
Impairment of intangible assets	657,016	4,135,194	2,401,502
Amortization of discount on convertible notes payable	1,021,922	6,431,872	13,712	13,316
Amortization of deferred loan costs	75,374	474,399	369,516	350,996
Gain on extinguishment of debt	(60,835)	(382,889)
Gains on derivative liabilities	(55,223)	(347,565)	(3,429,479)	(1,290,329)
Finance cost - exchange warrants			1,443,888
Investment income	(1,026,577)	(6,461,170)	(3,373,044)
Loss on disposal of property and equipment	14,005	88,148	48,832	49,900
Allowance for doubtful accounts	450,062	2,832,646	5,482,636	4,044,232
Provision for loss in inventory and work in process	664,845	4,184,469	3,138,266	1,103,382
Compensation expenses for options granted to employees	625,672	3,937,919	3,930,160	4,464,698
Compensation expenses for restricted shares awarded to directors and senior managements	217,781	1,370,689	1,596,715	1,711,356
Deferred income taxes	(427,633)	(2,691,481)	(1,770,001)	(1,513,216)
Foreign exchange gain (loss)	(22,504)	(141,638)	295,552	(134,451)
Non-controlling interest	(81,257)	(511,423)	(1,606,146)	(2,099,874)
Changes in assets and liabilities [abstract]
Trade receivables	(1,438,178)	(9,051,744)	(3,357,770)	2,898,851
Refundable value added tax	(682,448)	(4,295,257)	(55,367)	155,403
Advances to employees	114,419	720,142	(1,886,714)	1,593,262
Advances to suppliers	270,636	1,703,355	(1,939,238)	(98,852)
Other receivables	502,646	3,163,605	(321,291)	(3,077,188)
Prepaid expenses	(126,249)	(794,600)	757,414	(744,422)
Inventory and work in process	(2,630,243)	(16,554,487)	(13,226,638)	(3,771,348)
Trade payables	959,168	6,036,907	(2,108,399)	3,434,690
Other payables	243,666	1,533,607	2,533,262	4,770,671
Accrued expenses	(221,237)	(1,392,446)	6,094,865	3,184,765
Taxes payable	(372,630)	(2,345,297)	(677,294)	(948,478)
Advances from customers	1,186,148	7,465,494	26,218,042	3,346,161
Net cash provided by (used in) operating activities	(1,035,804)	(6,519,237)	20,667,430	10,574,980
Cash flows from investing activities [abstract]
Purchases of property and equipment	(226,517)	(1,425,678)	(2,835,284)	(3,024,457)
Payments for intangible assets	(1,306,109)	(8,220,522)	(2,455,360)	(9,226,066)
Long-term investment			(240,000)
Acquisition of Proadvancer			(15,000,000)
Cash received from disposal of property and equipment	477	3,000
Disposal of investments	936,780	5,895,999	2,633,092
Net cash used in investing activities	(595,369)	(3,747,201)	(17,897,552)	(12,250,523)
Cash flows from financing activities [abstract]
Issuance of ordinary shares for cash, net of offering costs paid			12,158,095
Proceeds from exercise of options			36,068
Cash paid for the redemption of convertible notes	(1,005,624)	(6,329,300)
Net cash provided by (used in) financing activities	(1,005,624)	(6,329,300)	12,194,163
Effect of exchange rate changes on cash and cash equivalents	(2,282)	(14,362)	(311,739)	2,685
Net increase (decrease) in cash and cash equivalents	(2,639,079)	(16,610,100)	14,652,302	(1,672,858)
Cash and cash equivalents at beginning of year	11,720,424	73,767,178	59,114,876	60,787,734
Cash and cash equivalents at end of year	9,081,345	57,157,078	73,767,178	59,114,876
Supplemental cash flow information [abstract]
Interest paid	76,590	482,048	660,000	450,826
Income tax paid	597,100	3,758,088	230,961
Non-cash Investing and Financing Activities [abstract]
Issuance of ordinary shares in Health Field acquisition				594,383
Issuance of ordinary shares in Royalstone acquisition			6,426,470
Issuance of ordinary shares in Proadvancer acquisition			15,000,000